Borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Borrowings

The following table summarizes outstanding borrowings as of 30 June 2026, 2025, and 2024:

	2026			2025			2024
	AUD$			AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total	Current	Non-Current	Total

Equipment Finance secured bank loan	-	-	-	3,163,362	-	3,163,362	978,574	2,900,259	3,878,833
Interest only secured bank loan	-	-	-	2,000,000	-	2,000,000	-	2,000,000	2,000,000
Other loans	-	-	-	89,344	-	89,344	-	151,651	151,651
Trade finance facility	-	-	-	1,219,431	-	1,219,431	-	-	-
Total secured bank loan	-	-	-	6,472,137	-	6,472,137	978,574	5,051,910	6,030,484
Unused trade finance facility	-	-	-	-	-	6,780,934	-	-	8,000,000

Schedule of Outstanding Convertible Note

The following table summarizes the outstanding Convertible Note as of June 30, 2026, 2025, and 2024:

	2026	2025	2024
	AUD$	AUD$	AUD$
Principal value of Convertible Note	-	1,590,100	1,874,574
Debt discount[1], net of amortization	-	(420,410)	(692,621)
Convertible Note	$-	$1,169,690	$1,181,953

[1]	The debt discount includes the following and is amortized over 18 months:

Schedule of Debt Discount
	June 30, 2026	June 30, 2025
	AUD $	AUD$
10% OID	-	340,832
Fair value of Ordinary share Warrants	-	117,193
Fair value of Penny Warrants	-	218,107
Equity component	-	140,495
Total debt discount	-	816,627
Less: amortization	-	(396,217)
Debt discount at year end	$	$420,410